Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - EUR (€) € in Thousands	Mar. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 17,484	€ 17,700
Lease liabilities undiscounted cash flows	18,808
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	4,342
Within 1 to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	11,281
After 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 3,185